Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,646,785		$ 4,503,080		$ 2,355,615
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from disposal of property and equipment					(12,598)
Deferred tax benefit	(194,045)		(44,685)		(45,448)
Depreciation and amortization	1,566,739		1,361,260		1,257,220
Bad debt provisions	876,924		1,101,698		311,331
Changes in operating assets:
Accounts receivable	(3,174,381)		(7,451,292)		(5,353,931)
Advances to suppliers	198,355		(1,761,639)		1,206,987
Inventories	(207,182)		745,161		353,894
Other assets	(320,500)		6,281		(15,751)
Changes in operating liabilities:
Advances from customers	(1,328,663)		3,028,340		(368,457)
Deferred revenue	(19,733)		(20,067)		(21,400)
Accounts payable	(2,113,907)		231,012		1,809,758
Billings in excess of costs and estimated earnings			(174,038)		65,924
Taxes payable	853,072		2,078,982		420,593
Accrued and other liabilities	(248,546)		333,863		(105,410)
Net cash provided by operating activities	2,534,918		3,937,956		1,858,327
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from property and equipment disposal					17,655
Addition of property, equipment and construction in progress	(4,639,003)		(9,372,067)		(2,709,343)
Purchase of intangible assets			(1,681,870)
Deposit made for planned acquisition of minority interest			(565,000)
Acquisition of minority interest	(2,735,000)
Collection (payment) on project deposit			2,317,700		(2,471,700)
Net cash used in investing activities	(7,374,003)		(9,301,237)		(5,163,388)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	9,767,793		7,597,297
Deferred financing costs paid			(98,774)
Proceeds from long-term bank loans			752,500		5,617,500
Repayment of short-term bank loans	(8,244,905)		(6,772,500)		(4,250,197)
Repayment of long-term bank loans	(3,799,654)		(1,962,331)		(3,624,960)
Proceeds from (repayment of) bank notes, net	(739,984)				802,500
Proceeds received from stock issuance for reorganization			4,457,500
Payments to original shareholders of Beijing REIT			(3,466,260)
Proceeds from investor loan			3,200,000
Gross proceeds from Initial Public Offering - stock issuance	16,100,000
Direct costs disbursed from Initial Public Offering proceeds	(1,829,806)
Proceeds from private placement sale of stock	3,600,000
Proceeds from (repayment of) related party loans, net	(854,401)		817,495		424,019
Capital contribution from noncontrolling shareholders		[1]	2,218,617	[1]	2,912,760
Change in restricted cash, net	236,795		(90,300)		(160,500)
Net cash provided by financing activities	14,235,838		6,653,244		1,721,122
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(128,307)		(227,996)		85,022
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,268,446		1,061,967		(1,498,917)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,594,594		532,627		2,031,544
CASH AND CASH EQUIVALENTS, END OF YEAR	10,863,040		1,594,594		532,627
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	997,948		1,430,901		1,237,325
Income tax paid	1,903,343		719,479		34,867
Non-Cash Financing Activities
Conversion of investor loan to equity			3,200,000		3,325,019
Withdrawal of capital by original minority shareholder in REIT Changjiang					$ (3,325,019)

[1]	In July 2015, Beijing REIT established a new subsidiary REIT Xinyi wherein Beijing REIT owns 70% equity interest. Another noncontrolling shareholder contributed RMB 300,000 (equivalent to $48,240) in cash as of December 31, 2015 as well as a land use right of 206,667 square meters to exchange for 30% ownership interest in REIT Xinyi. The contribution of land use right as registered capital was pending approval by the local government as of December 31, 2015. Thus, no fair value of the land use right was recorded as assets or minority interest. In 2016, the contribution of land use right as the registered capital was not approved. On October 28, 2016, Beijing REIT and Xinyi Transportation signed an amendment to change Xinyi Transportation's capital contribution from land use right to cash. Pursuant to the amendment signed on October 28, 2016 to the Collaboration Agreement signed on November 17, 2014 between Beijing REIT and its noncontrolling shareholder, all capital contribution should be in the form of cash. In November 2016, the noncontrolling shareholder made total cash contributions of RMB 15,000,000 (approximately $2,218,617) into REIT Xinyi instead of the land right contribution.